Pruco Life Insurance Company of New Jersey                                             Jordan K. Thomsen
Vice President and Corporate Counsel

Pruco Life Insurance Company of New Jersey
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4193 fax: (973) 802-9560

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	The Pruco Life of New Jersey Variable Contract Real Property Account
(the "Registrant" or the "Real Property Account")

Ladies and Gentlemen:

Submitted herewith for filing electronically is an initial registration statement on Form S-1.  This Registrant operates as a separate account of Pruco Life Insurance Company of New Jersey (“the Company”).  It is similar to a unit investment trust under the Investment Company Act because it invests in an underlying partnership, but neither the Real Property Account nor the partnership are required to register under the Investment Company because the partnership invests in real estate.  Investment in the Real Property Account is only through certain of the Company's annuity and life insurance contracts, which have separate prospectuses filed in other registration statements.

Since the Real Property Account is not registered under the 1940 Act, the Company cannot take advantage of the provisions of Section 24(f) of the 1940 Act and Rule 24f-2 thereunder for the registration of securities.  Thus, whenever additional amounts of securities under the current registration statement need to be registered, a new registration statement is required to be filed under the 1933 Act.

This initial registration statement is being filed to register additional securities and to amend certain disclosure in relation to the annual update.  No other material changes are included between this initial Form S-1 filing and that of the previous Post-Effective Form S-1 filing for Registration No. 333-194371 March 6, 2014 (Accession No. 0000829114-14-000002). If this registrant were an investment company, we would be of the opinion that this registration statement would be eligible for immediate effectiveness pursuant to Rule 485(b).

In reliance upon Securities Act Release No. 6510 (February 15, 1984), we hereby request selective review from the Commission and its Staff.  Except for the registration of additional securities and the disclosure amendments in relation to the annual update, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Real Property Account’s current Registration Statement. We would greatly appreciate the Staff’s effort in providing us with comments by April 1, 2015, or as soon as practicable thereafter.  We will then file a pre-effective Amendment that will address any Staff comments to the prospectus and request effectiveness on or before May 1, 2015.  Also, we will provide any additional exhibits that might be necessary.

Should the Commission or its Staff declare the above-referenced filing effective, we understand that such action does not prevent the Commission from taking action on the filing.   The action of the Commission or its Staff in declaring the above-referenced post-effective amendment effective does not relieve the Registrant from full responsibility for the adequacy and accuracy of the disclosure in the filing.   The Registrant may not assert the fact of the Staff's acceleration as a defense in any proceeding initiated by the Commission or any other person under the federal securities laws.  The Registrant will not use the SEC's comment process as a defense in any securities related litigation against it.

If you have any questions, please contact me at (973) 802-4193.

Respectfully yours,

/s/ Jordan K. Thomsen                                                                                                          2/20/2015
Jordan K. Thomsen                                                                                                                       Date
Pruco Life Insurance Company of New Jersey

Via EDGAR